Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall executive management controls system.

Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a program of surveillance on our corporate network, continuous testing of aspects of our security posture, and regular cybersecurity training sessions for our key employees. Our IT department is actively engaged in continuous monitoring of the performance of our infrastructure to ensure prompt identification and response to potential issues, including potential cybersecurity threats.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have also integrated cybersecurity risk management into our overall executive management controls system.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

The cybersecurity committee of our board of directors is responsible for overseeing our cybersecurity risk management and is informed on risks from cybersecurity threats. Our cybersecurity committee reviews, approves and maintains oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of our company.

On the management level, our cybersecurity officer, compliance officers and chief information officer (the “Cybersecurity Risk Management Officers”), are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents. Our Cybersecurity Risk Management Officers report to our board of directors and cybersecurity committee (i) on a quarterly basis regarding their assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations and (ii) on disclosure concerning cybersecurity matters in our Form 6-K for material cybersecurity incidents (if any) and our annual report on Form 20-F.

If a cybersecurity incident occurs, our Cybersecurity Risk Management Officers will immediately organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our Cybersecurity Risk Management Officers will promptly report the incident and assessment results to our cybersecurity committee and our cybersecurity committee will decide on the response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our Cybersecurity Risk Management Officers shall promptly prepare disclosure material for review and approval by our cybersecurity committee before it is disseminated to the public.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

The cybersecurity committee of our board of directors is responsible for overseeing our cybersecurity risk management and is informed on risks from cybersecurity threats. Our cybersecurity committee reviews, approves and maintains oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of our company.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

On the management level, our cybersecurity officer, compliance officers and chief information officer (the “Cybersecurity Risk Management Officers”), are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents. Our Cybersecurity Risk Management Officers report to our board of directors and cybersecurity committee (i) on a quarterly basis regarding their assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations and (ii) on disclosure concerning cybersecurity matters in our Form 6-K for material cybersecurity incidents (if any) and our annual report on Form 20-F.

Cybersecurity Risk Role of Management [Text Block]

On the management level, our cybersecurity officer, compliance officers and chief information officer (the “Cybersecurity Risk Management Officers”), are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents. Our Cybersecurity Risk Management Officers report to our board of directors and cybersecurity committee (i) on a quarterly basis regarding their assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations and (ii) on disclosure concerning cybersecurity matters in our Form 6-K for material cybersecurity incidents (if any) and our annual report on Form 20-F.

If a cybersecurity incident occurs, our Cybersecurity Risk Management Officers will immediately organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our Cybersecurity Risk Management Officers will promptly report the incident and assessment results to our cybersecurity committee and our cybersecurity committee will decide on the response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our Cybersecurity Risk Management Officers shall promptly prepare disclosure material for review and approval by our cybersecurity committee before it is disseminated to the public.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	If a cybersecurity incident occurs, our Cybersecurity Risk Management Officers will immediately organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our Cybersecurity Risk Management Officers will promptly report the incident and assessment results to our cybersecurity committee and our cybersecurity committee will decide on the response measures and whether any disclosure is necessary.